S000012098 [Member] N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	COLUMBIA FUNDS SERIES TRUST I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Sep. 01, 2025